Label	Element	Value
Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos S&P 500 Structured Alt Protection ETF – July